Property & Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 435,289	$ 271,332
Less: Accumulated depreciation	(277,290)	(167,372)
Total, net	157,999	103,960
Office furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	8,856	8,855
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	147,591	147,573
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	13,189	8,129
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 265,653	$ 106,775